Fees Summary	Aug. 06, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 21,920,000
Total Fee Amount	3,027.16
Total Offset Amount	0
Net Fee	$ 3,027.16
Offset Table N/A	N/A